Jan. 31, 2025
First Trust Multi-Strategy Fund
First Trust Multi-Strategy Fund
Investment Objectives

The primary investment objective of the First Trust Multi-Strategy Fund (the “Fund”) is to seek long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUND — Purchase of Shares” on page 39 of the Prospectus and in “Appendix A — Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Trust Multi-Strategy Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	0.50%	[1]	1.00%	[1]	none
Wire fee	$ 20		$ 20		$ 20
Overnight check delivery fee	25		25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15
[1]	For Class A shares, no sales charge applies on investments of $250,000 or more, but to the extent a finder’s fee was paid, a contingent deferred sales charge (“CDSC”) of 0.50% will be imposed on certain redemptions of such shares within 12 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Trust Multi-Strategy Fund		Class A Shares	Class C Shares	Class I Shares
Management fees		1.20%	1.20%	1.20%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses		0.45%	0.43%	0.41%
Shareholder servicing fee		0.13%	0.11%	0.09%
Dividends and interest expense on short sales		0.07%	0.07%	0.07%
All other expenses		0.25%	0.25%	0.25%
Acquired fund fees and expenses		0.05%	0.05%	0.05%
Total annual fund operating expenses	[1]	1.95%	2.68%	1.66%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - First Trust Multi-Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	639	1,035	1,455	2,622
Class C Shares	373	832	1,420	3,012
Class I Shares	169	523	902	1,965

You would pay the following expenses on Class C Shares if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
First Trust Multi-Strategy Fund | Class C Shares | USD ($)	271	832	1,420	3,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 215% of the average value of its portfolio.

Principal Investment Strategies

First Trust Capital Management L.P. (“FTCM” or the “Advisor”), the Fund’s advisor, seeks to achieve the Fund’s investment objectives by delegating the management of a portion of Fund assets to a group of experienced investment managers that utilize a variety of investment strategies and styles (the “Sub-Advisors”). The Advisor will also manage a portion of the Fund’s assets directly. When appropriate, the terms “Advisor” or “Advisors” refer to FTCM and the Sub-Advisors, which are Palmer Square Capital Management, LLC (“Palmer Square”) and Vest Financial, LLC (“Vest”). FTCM retains overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio and is responsible for selecting and determining the percentage of Fund assets to allocate to itself and each Sub-Advisor. Each Advisor has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views. While each Sub-Advisor is subject to the oversight of the Advisor, the Advisor does not attempt to manage the day-to-day investments of the Sub-Advisors. At certain times, the Advisor may not allocate assets to all of the Sub-Advisors and therefore, certain investment strategies may not be employed.

In seeking to achieve the Fund’s investment objectives, the Advisors implement both fundamentally and technically driven strategies. These strategies may include, without limitation, arbitrage and debt securities strategies that invest in different asset classes, securities, and derivative instruments, as discussed below. These strategies seek to target positive absolute returns and may exhibit different degrees of volatility, as well as exposure to equity, fixed income, currency, and interest rate markets. Certain strategies used by the Advisors may include exposure to different market risk factors including, but not limited to, value, growth, dividend yield, market cap and volatility.

Arbitrage.    The typical merger-arbitrage strategies employed by the Advisor seek to generate returns by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may determine the Fund’s potential profit on such an investment. The Fund may employ a variety of strategies to set the “spread”, particularly in proposed transactions involving stock consideration, including shorting the stock of the company that proposes to acquire the target and/or the use of derivatives involving the purchase and sale of put and call options. For purposes of the merger-arbitrage strategy, the Advisor focuses on companies located in North America. The success of the merger-arbitrage strategy largely depends on the overall volume of merger activity, which has historically been cyclical in nature, and the Advisor’s correct evaluation of the outcome of such merger or acquisition transactions, as the Advisor typically seeks to create a portfolio of uncorrelated investment positions that in the aggregate will benefit from such transaction’s completion. During periods of infrequent merger activity, it may be difficult for the Advisor to identify investment opportunities, and the Fund may hold a substantial amount in cash and cash equivalents.

Special Purpose Acquisition Companies.    FTCM may also invest Fund assets in stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”), which are collective investment structures that pool funds in order to seek potential acquisition opportunities. In selecting SPACs for investment, FTCM analyzes the attractiveness of the SPAC through the life of the SPAC from IPO to liquidation. FTCM evaluates pre- and post-merger announcements, the potential rate of return, the length of time until the proposed transaction closes or SPAC liquidates, and the potential risk to the Fund in the event the proposed acquisition/liquidation does not close on time and is extended. SPACs provide the opportunity for public shareholders to have some or all of their shares redeemed by the SPAC in connection with certain corporate events, such as an amendment to its charter or an acquisition. The Fund may sell its investments in SPACs at any time, but generally looks to sell/redeem prior to the completion of the acquisition or liquidation.

Secured Options.    Vest, one of the Fund’s current sub-advisors, under normal market circumstances, uses option writing strategies in an effort to obtain option premiums and reduce risk. Vest utilizes buy-write (covered call) and/or cash-secured put option strategies on index exchange-traded funds (“ETFs”), indices, and/or individual securities held by the Fund. As part of the secured put option strategy, the Fund may enter into a put spread, which involves the simultaneous purchase and sale of put options on the same underlying asset with the same expiration date but different strike prices. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning securities by the receipt of the option premiums and selling put options reduces the purchase price of the underlying securities, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Vest’s strategy is referred to as “Secured Options” because the call and put options it writes will be covered by the Fund owning the security or ETF underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Fund’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Fund’s assets are only subject to puts, in order to secure the puts, the assets will consist of cash, cash equivalents, or a box spread. A box spread (“Box Spread”) is an offsetting set of options that have risk and return characteristics similar to cash equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread.

To the extent that the Fund’s assets are only subject to covered calls on an index, the Fund may hold index ETFs instead of individual securities that replicate the movement of the index, in addition to the other permitted coverage methods.

Debt Securities.    Palmer Square, one of the Fund’s current sub-advisors, under normal market circumstances, invests primarily in debt securities or income-producing securities. Palmer Square will invest in securities of any maturity and credit quality, including securities rated below investment grade and unrated securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by Moody’s, S&P, Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by Palmer Square to be of comparable credit quality. Securities rated below investment grade, such as high yield securities, generally have higher yields and higher risks than investment grade securities. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch (or if unrated, determined by Palmer Square to be of comparable credit quality high yield securities). The Fund may invest in collateralized debt obligations, including collateralized loan obligations (“CLOs”), and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior tranche has the best credit quality and the lowest yield compared to the other tranches. The equity tranche has the highest potential yield but also has the greatest risk. The Fund may invest in any tranche of a CLO. In pursuing the Fund’s investment objectives, Palmer Square uses a blend of top-down analysis, which includes macro analysis, cross-asset relative value analysis, and sector monitoring, and bottom-up analysis, which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that Palmer Square believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk.

General.    The Fund invests, both long and short, in a wide range of U.S. and non-U.S. publicly traded securities including, but not limited to, equity securities, fixed-income securities, currencies and derivatives. The Fund’s allocation to these various security types and various asset classes will vary over time in response to changing market opportunities. The Fund may:

•     Invest without limit in equity securities of issuers of any market capitalization including common stocks, and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”);

•     Invest in shares of other registered investment companies and ETFs;

•     Invest without limit in foreign securities, including up to 50% of its net assets in securities of issuers located in emerging markets. The Advisor defines issuers located in emerging markets as those companies that have a majority of their assets located in, or derive a majority of their revenues from, emerging market countries;

•     Invest up to 80% of its net assets in fixed income securities of any maturity, including corporate bonds, debt issued by the U.S. government and its agencies and exchange-traded notes (“ETNs”). Such fixed income investments may include high-yield or “junk” bonds and may be of any maturity;

•     Invest up to 60% of its net assets in CLOs. Such CLOs may hold loans of any credit quality, including loans rated below investment grade;

•     Invest up to 85% of its net assets in derivatives including structured products, options, futures (including commodities futures), forward currency contracts and swaps, including credit-default swaps. These derivative instruments may be used for investment purposes or to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund;

•     Invest up to 60% of its net assets in currencies and forward currency contracts;

•     Utilize leverage (by borrowing against a line of credit for investment purposes) of up to 10% of the Fund’s total assets as part of the portfolio management process;

•     Invest a significant portion of its assets in the securities of companies in the same sector of the market; and

•     Sell securities short with respect to 100% of its net assets. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

For either investment or hedging purposes, or to manage the volatility of the Fund, the Advisors may invest substantially in a broad range of the derivatives instruments described above, particularly futures contracts. The Advisors may be highly dependent on the use of futures and other derivative instruments, and to the extent that they become unavailable, this may limit an Advisor from fully implementing its investment strategy.

There is no one ideal mix of these investment strategies and techniques; rather, the Advisors seek to allocate the Fund’s resources among the various strategies and techniques in response to changing market opportunities.

FTCM expects that the Fund will actively trade portfolio securities and will have a portfolio turnover significantly in excess of 100% on an annual basis.

The Advisors invest in the securities described above when they believe the securities have a strong appreciation potential (long investing, or actually owning a security) or potential to decline in value (short investing, or borrowing a security from a broker and selling it, with the understanding that it must later be bought back and returned to the broker).

The Fund sells (or closes a position in) a security when the Advisor or a Sub-Advisor determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the Advisor’s or Sub-Advisor’s view of the business fundamentals or management of the underlying company changes; (2) if the Advisor or Sub-Advisor believes a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Advisor’s or Sub-Advisor’s assessment criteria; or (4) for other portfolio management reasons, including to raise cash to meet redemption requests.

Principal Risks of Investing
Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg US Aggregate Bond Index, the 50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index, and the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index. The Bloomberg US Aggregate Bond Index has been included as the primary broad-based securities market index in order to satisfy a change in regulatory requirements. The Fund also compares its performance with the returns of the 50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index with the Bloomberg US Aggregate Bond Index as the Fund’s primary index in connection with new regulatory requirements. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, https://www.FirstTrustCapital.com, or by calling the Fund at 1-877-779-1999. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund commenced operations and acquired the assets and liabilities of the Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust, on December 16, 2016. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to December 16, 2016 reflect the performance of the Predecessor Fund.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at net asset value per share (“NAV”)

Class I Shares
Highest Calendar Quarter Return at NAV	9.23%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(14.53)%	Quarter Ended 03/31/2020

Average Annual Total Returns for Periods Ended December 31, 2024
Average Annual Returns - First Trust Multi-Strategy Fund	Label	One Year		Five Years		Ten Years
Class I Shares	Class I Shares – Return Before Taxes	8.22%		4.17%		4.21%
Class I Shares | Return After Taxes on Distributions	Class I Shares – Return After Taxes on Distributions	5.16%	[1]	2.71%	[1]	2.80%	[1]
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares	4.88%	[1]	2.60%	[1]	2.71%	[1]
Class A Shares	Class A Shares – Return Before Taxes	3.01%		2.81%		3.37%
Class C Shares	Class C Shares – Return Before Taxes	6.06%	[2]	3.07%	[2]	3.11%	[2]
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	[3]	(0.33%)	[3]	1.35%	[3]
50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	12.65%	[3]	7.18%	[3]	7.35%	[3]
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	ICE BofA Merrill Lynch 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.28%	[4]	2.48%	[4]	1.77%	[4]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[2]	Class C shares commenced operations on November 14, 2022. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[3]	The 50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index consists of a 50/50 blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index. The S&P 500 Index is a market-cap-weighted index that includes a representative sample of 500 of the top leading companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index. The Bloomberg US Aggregate Bond Index is an index that measures the performance of the U.S. investment grade bond market. The index includes a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.
[4]	The ICE BofA Merrill Lynch 3 Month US Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of 3 months.